Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	US GLOBAL INVESTORS FUNDS
Entity Central Index Key	0000101507
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2020
Document Effective Date	Jul. 01, 2020
Prospectus Date	May 01, 2020